UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7044

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2007 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Consumer Cyclical--8.5%
Bed Bath & Beyond	81,550 a	3,275,863
Coach	54,900 a	2,747,745
Costco Wholesale	82,650	4,449,876
Darden Restaurants	72,900	3,002,751
Lowe's Cos.	89,600	2,821,504
Nordstrom	109,000	5,770,460
Office Depot	66,450 a	2,335,053
Target	116,600	6,909,716
		31,312,968
Consumer Goods--1.8%
Mattel	236,950	6,532,711
Consumer Staples--8.2%
General Mills	59,800	3,481,556
Kimberly-Clark	69,200	4,739,508
PepsiCo	213,250	13,554,170
Procter & Gamble	137,950	8,712,922
		30,488,156
Financial--18.5%
AvalonBay Communities	13,600	1,768,000
Bank of America	180,050	9,186,151
Chubb	47,500	2,454,325
CIT Group	41,900	2,217,348
Comerica	66,550	3,934,436
Genworth Financial, Cl. A	80,500	2,812,670
Goldman Sachs Group	45,400	9,381,002
Hartford Financial Services Group	34,100	3,259,278
IntercontinentalExchange	18,800 a,b	2,297,548
KeyCorp	78,700	2,948,889
Lincoln National	39,700	2,691,263
Northern Trust	66,650	4,008,331
NYSE Group	24,700 a,b	2,315,625
ProLogis	35,800	2,324,494
Regions Financial	104,800	3,706,776
Safeco	67,200	4,464,096
SLM	93,000	3,803,700
Washington Mutual	85,200 b	3,440,376
Whitney Holding	59,900	1,831,742
		68,846,050
Health Care--14.4%
Aetna	81,950	3,588,590
Alcon	26,750	3,526,185
Amgen	88,800 a	4,962,144
Baxter International	99,450	5,238,032
Becton, Dickinson & Co.	67,500	5,190,075
Genzyme	76,100 a	4,567,522

Johnson & Johnson	192,750	11,615,115
Novartis, ADR	105,100	5,741,613
Quest Diagnostics	29,200	1,456,204
WellPoint	90,100 a	7,307,110
		53,192,590
Industrial--9.9%
Burlington Northern Santa Fe	40,600	3,265,458
Eaton	42,500	3,551,300
Emerson Electric	230,300	9,923,627
Manpower	76,600	5,650,782
Rockwell Automation	28,350	1,697,314
Rockwell Collins	77,000	5,153,610
United Technologies	115,000	7,475,000
		36,717,091
Information/Data--9.8%
Accenture, Cl. A	99,750	3,844,365
Equifax	79,400	2,894,130
Google, Cl. A	14,100 a	6,460,056
McGraw-Hill Cos.	77,800	4,892,064
Moody's	69,000	4,282,140
News, Cl. B	370,550	9,067,359
Walt Disney	140,550	4,839,136
		36,279,250
Materials--3.8%
3M	54,700	4,180,721
Air Products & Chemicals	41,800	3,088,602
Ecolab	112,500	4,837,500
Rohm & Haas	34,900	1,805,028
		13,911,851
Oil & Gas Producers--5.6%
Anadarko Petroleum	90,700	3,898,286
ENSCO International	55,200	3,002,880
Noble	38,900	3,060,652
Pioneer Natural Resources	80,100	3,453,111
Tetra Technologies	127,300 a	3,145,583
XTO Energy	76,300	4,182,003
		20,742,515
Technology--15.5%
Cisco Systems	213,150 a	5,441,720
Danaher	60,500	4,322,725
Dell	151,900 a	3,525,599
EMC/Massachusetts	198,650	2,751,303
Intel	246,150	4,708,850
International Business Machines	111,000	10,462,860
Microsoft	385,000	10,729,950
National Semiconductor	123,550	2,982,497
QUALCOMM	129,050	5,505,273
Texas Instruments	223,300	6,721,330
		57,152,107
Telecommunications--1.4%
NII Holdings	26,700 a	1,980,606
Qwest Communications International	336,650 a,b	3,026,484

		5,007,090
Utilities--2.0%
NiSource	115,600	2,825,264
Sempra Energy	74,300	4,533,043
		7,358,307
Total Common Stocks
(cost $324,949,680)		367,540,686
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit
Self-Help Credit Union
4.86%, 6/14/07
(cost $100,000)	100,000	100,000
Investment of Cash Collateral for
Securities Loaned--2.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,808,200)	7,808,200 [c]	7,808,200
Total Investments (cost $332,857,880)	101.5%	375,448,886
Liabilities, Less Cash and Receivables	(1.5%)	(5,664,272)
Net Assets	100.0%	369,784,614
ADR - American Depository Receipts

a Non-income producing security.
b All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund's securities on loan is $7,520,771 and the total market value of the collateral held by the fund is $7,808,200.
c Investment in affiliated money market mutual fund.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)